Cover	Oct. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Entity File Number	001-41882
Entity Registrant Name	INNO HOLDINGS INC.
Entity Central Index Key	0001961847
Entity Tax Identification Number	87-4294543
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	2465 Farm Market 359 South
Entity Address, City or Town	Brookshire
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77423
City Area Code	(800)
Local Phone Number	909-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	INHD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false